SCHEDULE OF AMOUNT DUE FROM AND DUE TO RELATED PARTIES (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Due from related parties		$ 26,364	$ 984,806
Due to related parties	491,621	683,981	337,400
Mr Yumin Lin [Member] | President Chief Executive Officer Secretary Director [Member]
Related Party Transaction [Line Items]
Due from related parties			45,662
Due to related parties	336,204	344,218
Mr. Kaihong Lin [Member] | Chief Financial Officer and Treasurer [Member]
Related Party Transaction [Line Items]
Due from related parties			215,973
Ms. Xiulan Zhou [Member] | Manager of a Subsidiary Ms Yumin Lins Wife [Member]
Related Party Transaction [Line Items]
Due from related parties			360,273
Ms. Xiulan Zhou [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties	1,384	1,157
Mr. Huagen Li [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due from related parties			123,456
Due to related parties	2,388	2,518
Mr. Zhipeng Zuo [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due from related parties			133,658
Ms. Shuqin Chen [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties	2,239
Ms. Shuqin Chen [Member] | Subsidiary Manager [Member]
Related Party Transaction [Line Items]
Due from related parties			105,784
Mr. Deqin Ke [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due from related parties		26,364
Due to related parties	746
Ms Huagen Li [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties		2,518
Guodong Jia [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties		944
Minghua Cheng [Member] | Director And Majority Shareholder Of The Company [Member]
Related Party Transaction [Line Items]
Due to related parties		157,353
Hongwei Ye [Member] | Manager Of A Subsidiary Shareholder Of The Company [Member]
Related Party Transaction [Line Items]
Due to related parties		17
Anping Chen [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties		6,924
Jiangwei Jia [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties		787
Xiuyun Wang [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties		6,020	1,483
Yuwen Li [Member] | Vice President [Member]
Related Party Transaction [Line Items]
Due to related parties		70,745	292,024
Shenzhen Da Xing Hua Shang Industry Development Ltd [Member] | Mr. Yumin Lin is the Supervisor of Shenzhen DaXingHuaShang Industry Development Ltd [Member]
Related Party Transaction [Line Items]
Due to related parties	89,560	93,298	3,063
Lihua Li [Member] | Mr. Yuwen Li's Wife [Member]
Related Party Transaction [Line Items]
Due to related parties			677
Zihao Ye [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties			12,958
Weihua Zuo [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties			2,298
Deqin ke [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties			9,274
Shengpin Liu [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties			306
Aisheng Zhang [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties			3,063
Zhihua Liao [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties			$ 12,254
Mr Guodong Jia [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties	1,748	944
Mr Minghua Cheng [Member] | Former Director And Majority Shareholder Of The Company [Member]
Related Party Transaction [Line Items]
Due to related parties		157,353
Mr Hongwei Ye [Member] | Manager Of A Subsidiary Shareholder Of The Company [Member]
Related Party Transaction [Line Items]
Due to related parties	16	17
Mr Anping Chen [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties	1,045	6,924
Mr Jiangwei Jia [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties	950	787
Mr Xiuyun Wang [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties		6,020
Mr Yuwen Li [Member] | Vice President [Member]
Related Party Transaction [Line Items]
Due to related parties	11,972	70,745
Mr Zhihua Liao [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties	1,249
Mr Chunxiang Zhang [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties	2,239
Mr Xue Mang [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties	2,564
Ms Jinlan Liu [Member] | Mr Minghua Chengs Wife [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 37,317